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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21689
                                   ---------------------------------------------

                          The Piedmont Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  120 Club Oaks Court, Suite 200      Winston-Salem, North Carolina     27104
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 765-2020
                                                    ----------------------------

Date of fiscal year end:         March 31, 2009
                           -----------------------------

Date of reporting period:        September 30, 2008
                           -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                                 [LOGO OMITTED]

                              THE PIEDMONT SELECT
                                  equity fund

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                               September 30, 2008
                                   (Unaudited)


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Piedmont Select Equity Fund ("Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

THE PIEDMONT SELECT EQUITY FUND

LETTER TO SHAREHOLDERS                                         NOVEMBER 13, 2008
================================================================================

Dear Fellow Shareholders,

      As of September 30, 2008, the Piedmont Select Equity Fund had a year-to-date total return of negative 17.02% and the Fund's benchmark, the S&P 500 Index, returned a negative 19.29%. The Fund currently has a large cash position and we are reducing our short positions as stock prices continue to decline. The Fund's largest positions are Stryker Corp., Medco Health Solutions, Exxon/Mobil Corp., Schlumberger Ltd., and Research In Motion Ltd. Our goal in managing the Fund's portfolio in this market is to be defensive and to increase the quality of our holdings as opportunities present themselves.

      The only description we have for this market is that it is brutal. As we write this, we just experienced a horrible October in the market. We now have the TARP program which in theory will bail out the banks and Wall Street, get credit flowing again, and remove some of the systematic risk. Our guess is that like most government programs, it will be ineffective. To make matters worse, the government will now be an equity owner in the largest financial institutions in the United States. We believe this makes the banks and large investment houses unattractive as potential investments.

      The election has brought democratic control to Congress and a democratic president who ran on a populist platform. We are preparing for much greater government spending, more regulations, and higher taxes despite the campaign promises to the contrary. None of these changes are particularly positive for the market.

      There is good news in that this is the United States of America and one of the great things about our system is that the weak fail and the strong prosper and are rewarded. While these economic times and realities are frightening, we have weathered worse periods and have come back stronger. Credit will begin flowing and business will improve. The Federal Reserve has flooded the system with money (unlike in the Great Depression) and that money will be put to work. Free markets do work, but unfortunately have periods of excesses which need to be corrected. The corrections are always painful and scary. Stock prices of companies are falling to very attractive levels and will likely become even more attractive providing us great opportunities to invest in wonderful companies.

      We expect a volatile and nasty stock market for the next few months as the realities of our economic difficulties become clearer. We do not think this is the time to be aggressive with our investments. We will continue to hedge the portfolio, but also begin to build positions in wonderful companies at what we think are attractive prices.

Sincerely,


/s/ David M. Clark III                      /s/ David B. Gilbert

David M. Clark III                          David B. Gilbert

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-888-859-5865.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. TO OBTAIN A COPY OF THE FUND'S PROSPECTUS PLEASE CALL 1-888-859-5865 AND A COPY WILL BE SENT TO YOU FREE OF CHARGE OR DOWNLOAD A COPY AT WWW.PIEDMONTSELECTEQUITYFUND.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. THE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

The Letter to Shareholders seeks to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

THE PIEDMONT SELECT EQUITY FUND
PORTFOLIO INFORMATION
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================

                THE PIEDMONT SELECT EQUITY FUND VS. S&P 500 INDEX
                              NET SECTOR EXPOSURE*
--------------------------------------------------------------------------------

                               [BAR CHART OMITTED]

                                           (% OF NET ASSETS)

                                    The Piedmont           S&P 500
                                 Select Equity Fund         Index
                                 ---------------------------------
Consumer Discretionary                   2.7%                8.5%
Consumer Staples                         2.7%               12.2%
Energy                                  18.4%               13.4%
Financials                               9.1%               15.8%
Health Care                             15.0%               13.1%
Industrials                             11.6%               11.1%
Information Technology                   6.7%               16.0%
Materials                                2.6%                3.4%
Telecommunication Services              -0.8%                3.0%
Utilities                                0.0%                3.6%

* The net percentages for The Piedmont Select Equity Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.


                              TOP 10 LONG POSITIONS
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION                           % OF NET ASSETS
         ----------------------------------             ---------------
         Stryker Corp.                                       5.84%
         Medco Health Solutions, Inc.                        5.72%
         Schlumberger Ltd.                                   5.23%
         Exxon Mobil Corp.                                   4.73%
         Energizer Holdings, Inc.                            3.77%
         SAP AG - Sponsored ADR                              3.58%
         Express Scripts, Inc.                               3.46%
         McDonald's Corp.                                    3.30%
         Noble Energy, Inc.                                  3.16%
         JPMorgan Chase & Co.                                3.13%

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 80.3%                                    VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 2.3%
     6,500   Raytheon Co. ......................................   $    347,815
                                                                   ------------

             BEVERAGES -- 3.0%
     6,374   PepsiCo, Inc. .....................................        454,275
                                                                   ------------

             CHEMICALS -- 3.3%
     5,000   E.I. du Pont de Nemours and Co. ...................        201,500
    15,000   RPM International, Inc. ...........................        290,100
                                                                   ------------
                                                                        491,600
                                                                   ------------
             COMMERCIAL BANKS -- 2.9%
    12,000   U.S. Bancorp ......................................        432,240
                                                                   ------------

             COMMUNICATIONS EQUIPMENT -- 4.0%
    10,000   Nokia Corp. - ADR .................................        186,500
     6,000   Research In Motion Ltd. * .........................        409,800
                                                                   ------------
                                                                        596,300
                                                                   ------------
             CONSTRUCTION & ENGINEERING -- 1.4%
    14,000   KBR, Inc. .........................................        213,780
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 3.1%
    10,000   JPMorgan Chase & Co. ..............................        467,000
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES -- 10.5%
    20,000   BJ Services Co. ...................................        382,600
     4,000   Core Laboratories N.V. * ..........................        405,280
    10,000   Schlumberger Ltd. + ...............................        780,900
                                                                   ------------
                                                                      1,568,780
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 5.8%
    14,000   Stryker Corp. + ...................................        872,200
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES -- 9.2%
     7,000   Express Scripts, Inc. * ...........................        516,740
    19,000   Medco Health Solutions, Inc. * + ..................        855,000
                                                                   ------------
                                                                      1,371,740
                                                                   ------------
             HOTELS, RESTAURANTS & LEISURE -- 3.3%
     8,000   McDonald's Corp. ..................................        493,600
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 3.8%
     7,000   Energizer Holdings, Inc. * ........................        563,850
                                                                   ------------

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 80.3% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INSURANCE -- 3.0%
    10,000   Travelers Cos., Inc. (The) ........................   $    452,000
                                                                   ------------

             MACHINERY -- 8.4%
     6,000   Bucyrus International, Inc. .......................        268,080
     5,000   Caterpillar, Inc. .................................        298,000
     4,000   Flowserve Corp. ...................................        355,080
     6,000   ITT Corp. .........................................        333,660
                                                                   ------------
                                                                      1,254,820
                                                                   ------------
             OIL, GAS & CONSUMABLE FUELS -- 7.9%
     9,100   Exxon Mobil Corp. .................................        706,706
     8,500   Noble Energy, Inc. ................................        472,515
                                                                   ------------
                                                                      1,179,221
                                                                   ------------
             ROAD & RAIL -- 2.1%
     6,500   Canadian National Railway Co. .....................        310,895
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
     5,000   MEMC Electronic Materials, Inc. * .................        141,300
                                                                   ------------

             SPECIALTY RETAIL -- 1.7%
   125,000   T3 Motion*(b) .....................................        250,000
                                                                   ------------

             SOFTWARE -- 3.6%
    10,000   SAP AG - Sponsored ADR ............................        534,300
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $12,302,116) ............   $ 11,995,716
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 9.1%                                VALUE
--------------------------------------------------------------------------------
 1,362,689   Evergreen Institutional Money Market Fund -
               Institutional Class, 2.735% (a) (Cost $1,362,689)   $  1,362,689
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 89.4%
               (Cost $13,664,805) ..............................   $ 13,358,405

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 10.6% ....      1,579,323
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $ 14,937,728
                                                                   ============

*     Non-income producing security.

+     All or a portion of the security is held as collateral for short sales.

(a) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2008.

(b)   Fair value priced, representing 1.7% of net assets (Note 2).

ADR - American Depositary Receipt

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 12.2%                                    VALUE
--------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS -- 0.7%
     1,600   United Parcel Service, Inc. - Class B .............   $    100,624
                                                                   ------------

             BEVERAGES -- 0.7%
     2,000   Coca-Cola Co. (The) ...............................        105,760
                                                                   ------------

             CHEMICALS -- 0.6%
     1,000   Monsanto Co. ......................................         98,980
                                                                   ------------

             COMPUTERS & PERIPHERALS -- 2.3%
     3,000   Apple, Inc. * .....................................        340,980
                                                                   ------------

             FOOD & STAPLES RETAILING -- 3.4%
    15,000   CVS Caremark Corp. ................................        504,900
                                                                   ------------

             INDUSTRIAL CONGLOMERATES -- 1.2%
     7,000   General Electric Co. ..............................        178,500
                                                                   ------------

             ROAD & RAIL -- 0.7%
     1,200   Burlington Northern Santa Fe Corp. ................        110,916
                                                                   ------------

             SOFTWARE -- 1.2%
     9,000   Oracle Corp. * ....................................        182,790
                                                                   ------------

             SPECIALTY RETAIL -- 0.6%
     3,500   Home Depot, Inc. (The) ............................         90,615
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
     3,000   Leap Wireless International, Inc. * ...............        114,300
                                                                   ------------

             TOTAL SECURITIES SOLD SHORT (Proceeds $2,086,749) .   $  1,828,365
                                                                   ------------

*     Non-income producing security.

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
ASSETS
   Investments in securities:
     At acquisition cost .......................................   $ 13,664,805
                                                                   ============
     At value (Note 2) .........................................   $ 13,358,405
   Deposits with broker for securities sold short (Note 2) .....      3,390,323
   Dividends receivable ........................................         16,062
   Receivable for capital shares sold ..........................             16
   Other assets ................................................         21,658
                                                                   ------------
Total assets ...................................................     16,786,464
                                                                   ------------
LIABILITIES
   Securities sold short, at value (proceeds $2,086,749) (Note 2)     1,828,365
   Dividends payable on securities sold short (Note 2) .........          3,410
   Payable to Administrator (Note 5) ...........................          6,090
   Other accrued expenses and liabilities ......................         10,871
                                                                   ------------
Total liabilities ..............................................      1,848,736
                                                                   ------------

NET ASSETS .....................................................   $ 14,937,728
                                                                   ============
NET ASSETS CONSIST OF:
   Paid-in capital .............................................   $ 16,485,737
   Accumulated net investment loss .............................        (35,283)
   Accumulated net realized losses from security transactions ..     (1,464,710)
   Net unrealized depreciation on investments ..................        (48,016)
                                                                   ------------
NET ASSETS .....................................................   $ 14,937,728
                                                                   ============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) .........................      1,523,661
                                                                   ============

Net asset value, offering price and redemption price per share .   $       9.80
                                                                   ============

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT INCOME
   Dividend income (Net of foreign tax of $5,495) ..............   $    104,150
   Interest income .............................................          2,876
                                                                   ------------
Total investment income ........................................        107,026
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 5) ...........................         74,381
   Interest expense (Note 2) ...................................         18,649
   Professional fees ...........................................         17,669
   Fund accounting fees (Note 5) ...............................         15,827
   Administration fees (Note 5) ................................         12,475
   Dividend expense on securities sold short (Note 2) ..........         12,089
   Registration fees ...........................................          9,941
   Transfer agent fees (Note 5) ................................          7,500
   Printing of shareholder reports .............................          5,332
   Insurance expense ...........................................          5,287
   Custody fees ................................................          5,134
   Postage and supplies ........................................          3,535
   Trustees' fees ..............................................          3,000
   Other expenses ..............................................          5,882
                                                                   ------------
Total expenses .................................................        196,701
   Less fees waived by the Advisor (Note 5) ....................        (54,392)
                                                                   ------------
Net expenses ...................................................        142,309
                                                                   ------------

NET INVESTMENT LOSS ............................................        (35,283)
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS, SECURITIES SOLD SHORT
   AND OPTION CONTRACTS
   Net realized gains from security transactions:
      Investments ..............................................        386,326
      Short positions ..........................................        147,068
      Option contracts .........................................          8,697
   Net change in unrealized appreciation (depreciation) on:
      Investments ..............................................     (1,387,180)
      Short positions ..........................................        250,397
      Option contracts .........................................         32,650
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES
   ON INVESTMENTS, SECURITIES SOLD
   SHORT AND OPTION CONTRACTS ..................................       (562,042)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $   (597,325)
                                                                   ============

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================
                                                               SIX MONTHS         YEAR
                                                                  ENDED          ENDED
                                                             SEPT. 30, 2008     MARCH 31,
                                                               (UNAUDITED)        2008
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ....................................   $    (35,283)   $   (110,933)
   Net realized gains (losses) from security transactions:
     Investments ..........................................        386,326      (1,352,523)
     Short positions ......................................        147,068         (57,425)
     Option contracts .....................................          8,697         (76,994)
   Net change in unrealized appreciation (depreciation) on:
     Investments ..........................................     (1,387,180)         71,760
     Short positions ......................................        250,397          15,454
     Option contracts .....................................         32,650         (32,650)
                                                              ------------    ------------
Net decrease in net assets from operations ................       (597,325)     (1,543,311)
                                                              ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .............................             --         (19,067)
                                                              ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..............................        348,089       2,252,970
   Net asset value of shares issued in reinvestment of
     distributions to shareholders ........................             --           6,763
   Payments for shares redeemed ...........................       (835,532)     (1,162,364)
                                                              ------------    ------------
Net increase (decrease) in net assets from
   capital share transactions .............................       (487,443)      1,097,369
                                                              ------------    ------------

TOTAL DECREASE IN NET ASSETS ..............................     (1,084,768)       (465,009)

NET ASSETS
   Beginning of period ....................................     16,022,496      16,487,505
                                                              ------------    ------------
   End of period ..........................................   $ 14,937,728    $ 16,022,496
                                                              ============    ============

ACCUMULATED NET INVESTMENT LOSS ...........................   $    (35,283)   $         --
                                                              ============    ============

CAPITAL SHARE ACTIVITY
   Shares sold ............................................         32,844         196,361
   Shares reinvested ......................................             --             572
   Shares redeemed ........................................        (76,558)       (109,964)
                                                              ------------    ------------
   Net increase (decrease) in shares outstanding.. ........        (43,714)         86,969
   Shares outstanding at beginning of period ..............      1,567,375       1,480,406
                                                              ------------    ------------
   Shares outstanding at end of period ....................      1,523,661       1,567,375
                                                              ============    ============

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
========================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED           YEAR            YEAR          PERIOD
                                               SEPT. 30,        ENDED           ENDED           ENDED
                                                 2008          MARCH 31,       MARCH 31,      MARCH 31,
                                              (UNAUDITED)        2008            2007          2006 (a)
--------------------------------------------------------------------------------------------------------
  Net asset value at beginning of period ..   $    10.22      $    11.14      $    10.93      $    10.00
                                              ----------      ----------      ----------      ----------

  Income (loss) from investment operations:
    Net investment income (loss). .........        (0.02)          (0.07)           0.03           (0.07)
    Net realized and unrealized gains
      (losses) on investments .............        (0.40)          (0.84)           0.24            1.09
                                              ----------      ----------      ----------      ----------
  Total from investment operations ........        (0.42)          (0.91)           0.27            1.02
                                              ----------      ----------      ----------      ----------
  Less distributions:
    From net investment income ............           --           (0.01)          (0.02)             --
    From net realized gains
      on investments ......................           --              --           (0.04)          (0.09)
                                              ----------      ----------      ----------      ----------
  Total distributions .....................           --           (0.01)          (0.06)          (0.09)
                                              ----------      ----------      ----------      ----------

  Net asset value at end of period ........   $     9.80      $    10.22      $    11.14      $    10.93
                                              ==========      ==========      ==========      ==========

  Total return (b) ........................       (4.11%)(c)      (8.17%)          2.52%          10.24%(c)
                                              ==========      ==========      ==========      ==========

  Net assets at end of period (000's) .....   $   14,938      $   16,022      $   16,488      $    2,928
                                              ==========      ==========      ==========      ==========
Ratios/supplementary data:
  Ratio of gross expenses to
    average net assets ....................        2.38%(e)        2.22%           2.31%           9.53%(e)

  Ratio of net expenses to
    average net assets (d) ................        1.72%(e)(f)     1.67%(f)        1.38%(f)        2.25%(e)

  Ratio of net investment income (loss)
    to average net assets (d) .............       (0.43%)(e)      (0.60%)          0.39%          (0.89%)(e)

  Portfolio turnover rate .................          23%(c)          82%            114%            129%(c)

(a) Represents the period from the commencement of operations (April 26, 2005) through March 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Ratio was determined after advisory fee waivers and expense reimbursements (Note 5).

(e)   Annualized.

(f) The net expense ratio listed is greater than the expense limit of 1.35% due to dividends on securities sold short and interest expense, if any (Note 2).

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION

The Piedmont Select Equity Fund (the "Fund") is a non-diversified series of The Piedmont Investment Trust, which is organized as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Fund commenced operations on April 26, 2005. The investment objective of the Fund is to provide long-term growth of capital.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Board of Trustees (the "Trustees"). In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value using quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. Pursuant to policies adopted by the Trustees, the investment advisor is responsible for notifying the Trustees (or the Trust's Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund's policies regarding fair value pricing are intended to result in a calculation of the Fund's net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. The Fund may be unable to receive the portfolio security's fair value if the Fund should sell the security. The Trustees monitor and evaluate the Fund's use of fair value pricing, and periodically review the results of any fair valuation under the Fund's policies.

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs

o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

--------------------------------------------------------------------------------
Level 1 - Quoted prices .........................................   $ 11,280,040
Level 2 - Other significant observable inputs ...................        250,000
                                                                    ------------
Total ...........................................................   $ 11,530,040
                                                                    ============
--------------------------------------------------------------------------------

SHARE VALUATION - The net asset value of the Fund's shares is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS - Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method.

SECURITIES SOLD SHORT - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included on the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The broker may charge interest if a specified portion of the collateral is not held in cash.

OPTION TRANSACTIONS - The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is included

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

on the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Fund enters into a closing purchasing transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

DIVIDEND DISTRIBUTIONS - Distributions to shareholders arising from net investment income (if any) are declared and paid quarterly. Distributions from capital gains (if any) are made at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the year ended March 31, 2008 was ordinary income. There were no distributions paid during the six months ended September 30, 2008.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.    FEDERAL INCOME TAX

It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of September 30, 2008:

--------------------------------------------------------------------------------
Cost of portfolio investments and securities sold short ......     $ 11,583,874
                                                                   ============
Gross unrealized appreciation ................................     $  1,505,960
Gross unrealized depreciation ................................       (1,559,794)
                                                                   ------------
Net unrealized depreciation ..................................     $    (53,834)
Accumulated ordinary loss ....................................          (35,283)
Capital loss carryforwards ...................................         (899,649)
Post-October losses ..........................................       (1,101,334)
Other gains ..................................................          542,091
                                                                   ------------
Accumulated deficit ..........................................     $ (1,548,009)
                                                                   ============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of March 31, 2008, the Fund had capital loss carryforwards for federal income tax purposes of $899,649, of which $503,841 expires on March 31, 2015 and $395,808 expires on March 31, 2016. In addition, the Fund had net realized capital losses of $1,101,334 during the period November 1, 2007 through March 31, 2008, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2009. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2006 through March 31, 2008) and has concluded that no provision for income tax is required in these financial statements.

4.    INVESTMENT TRANSACTIONS

During the six months ended September 30, 2008, cost of purchases and sales of investment securities, other than short-term investments and U.S. government securities, were $3,290,277 and $7,157,911, respectively.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    TRANSACTIONS WITH AFFILIATES

A Trustee and certain officers of the Fund are also officers of Sheets Smith Wealth Management, Inc. (the "Advisor") or of Ultimus Fund Solutions, LLC ("Ultimus"), the aministrator, transfer agent and fund accounting agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
Under the terms of an Investment Advisory Agreement between the Fund and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.90% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Fund under which it has agreed to waive its investment advisory fees and to assume other expenses of the Fund, if necessary, in order to limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses) to not more than 1.35% of the Fund's average daily net assets. This contractual agreement is currently in effect until March 31, 2009 and may continue from year-to-year thereafter, provided such continuation is approved by the Trustees. During the six months ended September 30, 2008, the Advisor waived investment advisory fees of $54,392.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Fund, Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Fund, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Fund, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,000 per month if the Fund has less than 25 shareholders, $1,250 if the Fund has between 25 and 100 shareholders and $1,500 per month if the Fund has more than 100 shareholders. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Fund, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Fund's principal underwriter. The Distributor receives annual compensation of $6,000 for such services. The Distributor is an affiliate of Ultimus.

6.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

THE PIEDMONT SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2008 through September 30, 2008).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE PIEDMONT SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Fund's expenses, including historical annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                         BEGINNING       ENDING
                                          ACCOUNT        ACCOUNT       EXPENSES
                                           VALUE          VALUE          PAID
                                          APRIL 1,     SEPTEMBER 30,    DURING
                                            2008           2008         PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ..........   $1,000.00      $  958.90      $  8.42
Based on Hypothetical 5% Return
  (before expenses) ..................   $1,000.00      $1,016.40      $  8.67
--------------------------------------------------------------------------------
*     Expenses are equal to the Fund's annualized expense ratio of 1.72% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 183/366 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5865, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-859-5865, or on the SEC's website at http:/www.sec.gov.

The Fund files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5865. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE PIEDMONT SELECT EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately (the "Board"), has reviewed and approved the continuance of the Investment Advisory Agreement between the Fund and the Adviser for an additional one year term. Approval took place at an in-person meeting held on August 25, 2008, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services provided by the Adviser
-----------------------------------------------------------------------

In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since it began managing the Fund, its coordination of services provided to the Fund by the Fund's service providers, its compliance procedures and practices, and its efforts to promote the Fund, grow the Fund's assets and assist in the distribution of its shares. The Board noted that the Trust's President, Treasurer and Chief Compliance Officer are employees of the Adviser, and serve the Trust without additional compensation from the Fund. After considering the foregoing information and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

The investment performance of the Fund and Adviser
--------------------------------------------------

In this regard, the Board compared the performance of the Fund with the performance of the S&P 500 Index, its primary benchmark, comparable funds managed by other advisers and comparable peer group indices. It was noted by the Board that the Fund substantially outperformed both the S&P 500 Index and the Lipper Large Cap Core Index for the one-year period ended June 30, 2008. The Board also considered the consistency of the Adviser's management of the Fund with the Fund's investment objective and policies. Following a review of the short and long-term investment performance of the Fund and its Morningstar ratings, the Adviser's experience in managing the Fund and separate accounts, the Adviser's historical investment performance and other factors, the Board concluded that the investment performance of the Fund and the Adviser has been satisfactory.

The costs of the  services  to be  provided  and  profits to be  realized by the
--------------------------------------------------------------------------------
Adviser and its affiliates from the relationship with the Fund
--------------------------------------------------------------

In this regard, the Board considered the Adviser's staffing, personnel, and methods of operating; the Adviser's compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the asset levels of the Fund; and the overall expenses of the Fund. The Board considered the Fund's Expense Limitation Agreement with the Adviser, and the

THE PIEDMONT SELECT EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

Adviser's past fee reductions and expense reimbursements under the Expense Limitation Agreement. The Board reviewed the financial statements of the Adviser and considered its financial condition.

The Board also considered potential benefits to the Adviser in managing the Fund, including the ability of the Adviser to place small accounts into the Fund, the automatic reinvestment of dividends and distribution in additional Fund shares, and the provision of quarterly summaries of individual accounts for clients invested in the Fund. The Board compared the fees and expenses of the Fund (including the management fee) to a peer group of other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of the fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that although the Fund's management fee may be higher than the average for funds under $50 million in assets in its peer group, its net expense ratio (after contractual and voluntary fee reductions and expense reimbursements) is lower than the average for funds under $50 million in assets in its peer group. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Fund are fair and reasonable.

The extent to which  economies  of scale would be realized as the Fund grows and
--------------------------------------------------------------------------------
whether advisory fee levels reflect these economies of scale for the benefits of
--------------------------------------------------------------------------------
the Fund's investors
--------------------

In this regard, the Board considered that the Fund's fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement. The Board determined that, while the management fee remained the same at all asset levels, the Fund has experienced benefits from the Expense Limitation Agreement and would likely continue to do so until the Fund's assets grow to a level where the Adviser receives its full fees. In addition, the Board noted that the Fund will benefit from economics of scale under its agreement with service providers other than the Adviser. Following consideration of the Fund's projected asset levels, expectations for growth and levels of fees, the Board determined that the Fund's fee arrangements with the Adviser continue to provide benefits through the Expense Limitation Agreement and that, at the Fund's current and projected asset levels for the next year, the Fund's arrangements with the Adviser are fair and reasonable.

The Adviser's practices regarding brokerage and portfolio transactions
----------------------------------------------------------------------

In this regard, the Board considered the Adviser's standards, and performance in utilizing those standards, to seek best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, "third market" for listed securities and principal market makers for over-the counter securities). The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated allocation of portfolio business to persons affiliated with the Adviser. After review of the foregoing factors, the Board determined that the Adviser's practices regarding brokerage and portfolio transactions are satisfactory.

THE PIEDMONT SELECT EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

Possible conflicts of interest
------------------------------

In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Adviser's code of ethics. The Board found the Adviser's standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

Conclusion
----------

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

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

                         THE PIEDMONT SELECT EQUITY FUND
                                 IS A SERIES OF
                          THE PIEDMONT INVESTMENT TRUST
                             -----------------------

FOR SHAREHOLDER SERVICE INQUIRIES:        FOR INVESTMENT ADVISOR INQUIRIES:
The Piedmont Select Equity Fund           Sheets Smith Wealth Management, Inc.
c/o Ultimus Fund Solutions, LLC           120 Club Oaks Court, Suite 200
225 Pictoria Drive, Suite 450             Winston Salem, North Carolina 27104
Cincinnati, OH 45246

TOLL-FREE TELEPHONE:                      TOLL-FREE TELEPHONE:
1-888-859-5865                            1-888-859-5865

                                          WORLD WIDE WEB @:
                                          piedmontselectequityfund.com

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, nondiversified fund risk, repurchase agreement risk, issuer risk, mid-cap risk, interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund's prospectus.

THE PERFORMANCE INFORMATION QUOTED IN THIS REPORT REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. A COPY OF THE PROSPECTUS IS AVAILABLE AT WWW.PIEDMONTSELECTEQUITYFUND.COM OR BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5865. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

THIS SEMI-ANNUAL REPORT WAS FIRST DISTRIBUTED TO SHAREHOLDERS ON OR ABOUT NOVEMBER 29, 2008.

        FOR MORE INFORMATION ON YOUR PIEDMONT SELECT EQUITY MUTUAL FUND:

             See Our Web site @ www.piedmontselectequityfund.com or

         Call Our Shareholder Services Group Toll-Free at 1-888-859-5865

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Piedmont Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ David M. Clark, III
                            ----------------------------------------------------
                                    David M. Clark, III, Trustee, President,
                                    Treasurer, Principal Executive Officer &
                                    Principal Financial Officer

Date          December 1, 2008
        -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ David M. Clark, III
                            ----------------------------------------------------
                                    David M. Clark, III, Trustee, President,
                                    Treasurer, Principal Executive Officer &
                                    Principal Financial Officer

Date         December 1, 2008
        -----------------------------

* Print the name and title of each signing officer under his or her signature.